UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

First Sentier Global Listed Infrastructure Fund
Class I | FLIIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Other Material Fund Changes:
At the recommendation of First Sentier Investors (US) LLC, the investment adviser of the First Sentier Global Listed Infrastructure Fund (the “Acquired Fund”), the Board of Trustees of Advisors Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization whereby the Acquired Fund reorganized out of the Trust and into a corresponding series of Datum One Series Trust that was newly created specifically for such reorganization (the “Reorganization”). The Reorganization was effective November 3, 2025 after also receiving shareholder approval on October 8, 2025.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Global listed infrastructure delivered strong gains during the fiscal period November 1st, 2024 to October 31st, 2025. Despite uncertain U.S. economic policy, much of the period under review was characterized by generally positive financial market conditions.
• Over that period the Fund gained +12.95% after fees, compared to a return of +23.01% by the S&P Global 1200 index. The Fund  underperformed the S&P Global 1200 as the latter’s largest sector exposure is the strongly performing Information Technology sector which has benefited from investor optimism around AI.
• Over that period the Fund gained +12.95% after fees, compared to a return of +9.05% by its style-specific benchmark index, the FTSE Global Core Infrastructure 50/50 Net Index. The Fund outperformed its style-specific benchmark index due predominantly to stock selection within Utilities/Renewables, that are benefiting from increased electricity demand from data centers/AI and, stock selection within railroads that have been buoyed by M&A.
• Holdings in U.S.-listed regulated electric utilities such as American Electric Power performed well on the view that growing demand for electricity would support rate base and earnings growth.
• Toll roads and airports also performed well as robust traffic / passenger volumes underpinned healthy earnings results.
• Holdings in the energy midstream sector lagged during this period, having gained strongly in recent years.
• Mobile towers also underperformed during the period under review, owing to concerns for a slowing growth outlook.

Top Contributors
↑	American Electric Power
↑	National Grid
↑	Motiva
↑	Xcel Energy
↑	Sempra
First Sentier Global Listed Infrastructure Fund	PAGE 1	TSR-AR-00770X386

Top Detractors
↓	ONEOK, Inc.
↓	SBA Communications
↓	PG&E
↓	Public Service Enterprise Group
↓	AES Corp.
PERFORMANCE
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2017)
Class I	12.95	8.55	6.66
S&P Global 1200 (TR)	23.01	16.15	12.97
FTSE Global Core Infrastructure 50/50 Net Index	9.05	8.52	6.88
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$141,283,272
Number of Holdings	43
Net Advisory Fee	$734,124
Portfolio Turnover	70%
First Sentier Global Listed Infrastructure Fund	PAGE 2	TSR-AR-00770X386

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Duke Energy Corp.	4.7%
American Electric Power Co., Inc.	4.7%
National Grid PLC	4.6%
Transurban Group	4.5%
NextEra Energy, Inc.	4.2%
Sempra	4.2%
CSX Corp.	3.8%
Xcel Energy, Inc.	3.5%
Norfolk Southern Corp.	3.3%
Getlink SE	3.2%
Sector Breakdown (%)
Geographic Breakdown (%)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstsentierfunds.com/en/insto/documents.html?.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your First Sentier Investors (US) LLC documents not be householded, please contact First Sentier Investors (US) LLC at 1-888-898-5040, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by First Sentier Investors (US) LLC or your financial intermediary.
First Sentier Global Listed Infrastructure Fund	PAGE 3	TSR-AR-00770X386

First Sentier American Listed Infrastructure Fund
Class I | FLIAX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Other Material Fund Changes:
At the recommendation of First Sentier Investors (US) LLC, the investment adviser of the First Sentier American Listed Infrastructure Fund (the “Acquired Fund”), the Board of Trustees of Advisors Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization whereby the Acquired Fund reorganized out of the Trust and into a corresponding series of Datum One Series Trust that was newly created specifically for such reorganization (the “Reorganization”). The Reorganization was effective November 3, 2025 after also receiving shareholder approval on October 8, 2025.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• American listed infrastructure increased during the fiscal period November 1st, 2024 to October 31st, 2025. Despite uncertain U.S.  economic policy, much of the period under review was characterized by generally positive financial market conditions.
• Over that period the Fund gained +5.31% after fees, compared to a return of +21.45% by the S&P 500 index. The Fund underperformed the S&P 500 as the latter’s largest sector exposure is the strongly performing Information Technology sector which has benefited from investor optimism around AI.
• Over that period the Fund gained +5.31% after fees, compared to a return of +3.35% by its style-specific benchmark index, the FTSE USA Core Infrastructure Capped Index, Net TR.  The Fund outperformed its style-specific benchmark index due predominantly to stock selection within Utilities/Renewables, that are benefiting from increased electricity demand from data centers/AI.
• Holdings in U.S.-listed regulated electric utilities such as American Electric Power performed well on the view that growing demand for electricity would support rate base and earnings growth.
• Mobile towers underperformed during the period under review, owing to concerns for a slowing growth outlook.

Top Contributors
↑	American Electric Power
↑	Norfolk Southern
↑	Xcel Energy
↑	Sempra
↑	Evergy
First Sentier American Listed Infrastructure Fund	PAGE 1	TSR-AR-00770X329

Top Detractors
↓	ONEOK, Inc.
↓	SBA Communications
↓	PG&E
↓	American Tower
↓	Union Pacific
PERFORMANCE
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Class I	5.31	8.51
S&P 500 TR	21.45	15.06
FTSE USA Core Infrastructure Capped Index, Net TR	3.35	7.12
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,962,616
Number of Holdings	28
Net Advisory Fee	$0
Portfolio Turnover	75%
First Sentier American Listed Infrastructure Fund	PAGE 2	TSR-AR-00770X329

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
CSX Corp.	6.9%
Union Pacific Corp.	6.6%
NextEra Energy, Inc.	6.6%
Norfolk Southern Corp.	6.1%
Cheniere Energy, Inc.	5.6%
American Electric Power Co., Inc.	5.6%
Duke Energy Corp.	5.4%
ONEOK, Inc.	5.0%
Sempra	4.9%
Xcel Energy, Inc.	4.7%
Sector Breakdown (%)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstsentierfunds.com/en/insto/documents.html?.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your First Sentier Investors (US) LLC documents not be householded, please contact First Sentier Investors (US) LLC at 1-888-898-5040, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by First Sentier Investors (US) LLC or your financial intermediary.
First Sentier American Listed Infrastructure Fund	PAGE 3	TSR-AR-00770X329

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$35,000	$35,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

First Sentier Funds
FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
CLASS I (FLIIX)
FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND
CLASS I (FLIAX)
Annual Financial Statements
October 31, 2025

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 94.1%
Airport Services - 10.2%
Aeroports de Paris SA	21,754	$2,984,221
Beijing Capital International Airport Co. Ltd. - Class H(a)	4,502,000	1,615,877
Flughafen Zurich AG	13,358	3,945,764
Grupo Aeroportuario del Pacifico SAB de CV - Class B	179,910	3,736,581
Japan Airport Terminal Co. Ltd.	69,500	2,159,464
		14,441,907
Construction & Engineering - 0.8%
Vinci SA	7,849	1,049,535
Electric Utilities - 24.7%
American Electric Power Co., Inc.	55,528	6,677,797
Duke Energy Corp.	53,760	6,682,368
Evergy, Inc.	48,671	3,738,419
Eversource Energy	52,297	3,860,042
NextEra Energy, Inc.	72,870	5,931,618
PG&E Corp.	197,580	3,153,377
Xcel Energy, Inc.	60,058	4,874,908
		34,918,529
Gas Utilities - 2.1%
ENN Energy Holdings Ltd.	194,500	1,694,731
UGI Corp.	38,902	1,300,494
		2,995,225
Highways & Railtracks - 13.6%
Atlas Arteria Ltd.	810,003	2,573,214
Getlink SE	248,312	4,532,473
Motiva Infraestrutura de Mobilidade SA	1,186,294	3,499,379
Promotora y Operadora de Infraestructura SAB de CV	176,782	2,283,793
Transurban Group	671,168	6,350,390
		19,239,249
Independent Power Producers & Energy Traders - 1.8%
AES Corp.	50,231	696,704
RWE AG	37,967	1,869,127
		2,565,831
Integrated Telecommunication Services - 2.5%
China Tower Corp. Ltd. – Class H(b)	1,496,216	2,161,505
Infrastrutture Wireless Italiane SpA(b)	128,968	1,417,140
		3,578,645
Multi-Utilities - 15.0%
Dominion Energy, Inc.	52,333	3,071,424
Hera SpA	562,425	2,524,256
National Grid PLC	430,324	6,452,316
Public Service Enterprise Group, Inc.	39,412	3,175,030
Sempra	64,354	5,916,707
		21,139,733

The accompanying notes are an integral part of these financial statements.

1

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Storage & Transportation - 8.6%
Cheniere Energy, Inc.	20,304	$4,304,448
DT Midstream, Inc.	22,279	2,439,328
ONEOK, Inc.	54,513	3,652,371
Targa Resources Corp.	11,759	1,811,356
		12,207,503
Rail Transportation - 11.7%
CSX Corp.	150,797	5,431,708
Norfolk Southern Corp.	16,578	4,697,874
Rumo SA	571,400	1,699,347
Union Pacific Corp.	13,758	3,031,850
West Japan Railway Co.	79,500	1,633,895
		16,494,674
Renewable Electricity - 1.5%
Orsted AS(a)(b)	117,698	2,107,883
Water Utilities - 1.6%
United Utilities Group PLC	143,479	2,263,593
TOTAL COMMON STOCKS (Cost $119,754,271)		133,002,307
REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.3%
Data Center REITs - 1.1%
Equinix, Inc.	1,866	1,578,654
Telecom Tower REITs - 3.2%
American Tower Corp.	1,448	259,163
SBA Communications Corp.	22,206	4,252,005
		4,511,168
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,611,732)		6,089,822
TOTAL INVESTMENTS - 98.4% (Cost $126,366,003)		$139,092,129
Other Assets in Excess of Liabilities - 1.6%		2,191,143
TOTAL NET ASSETS - 100.0%		$141,283,272

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $5,686,528 or 4.0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

2

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Allocation of Portfolio Holdings by Country as of October 31, 2025
(% of Net Assets)

United States	$80,537,645	57.0%
Australia	8,923,604	6.3
United Kingdom	8,715,909	6.2
France	8,566,229	6.0
Mexico	6,020,374	4.2
China	5,472,113	3.9
Brazil	5,198,726	3.7
Switzerland	3,945,764	2.8
Italy	3,941,396	2.8
Japan	3,793,359	2.7
Denmark	2,107,883	1.5
Germany	1,869,127	1.3
Other Assets in Excess of Liabilities	2,191,143	1.6
	$141,283,272	100.0%

The accompanying notes are an integral part of these financial statements.

3

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 87.3%
Electric Utilities - 32.0%(a)
American Electric Power Co., Inc.	1,844	$221,759
Duke Energy Corp.	1,710	212,553
Evergy, Inc.	1,679	128,964
Eversource Energy	1,674	123,558
NextEra Energy, Inc.	3,204	260,806
PG&E Corp.	8,641	137,910
Xcel Energy, Inc.	2,271	184,337
		1,269,887
Gas Utilities - 1.3%
UGI Corp.	1,512	50,546
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	2,416	33,510
Multi-Utilities - 15.8%
Black Hills Corp.	2,104	133,457
Dominion Energy, Inc.	1,786	104,820
National Grid PLC - ADR	1,109	83,452
Public Service Enterprise Group, Inc.	1,371	110,448
Sempra	2,106	193,626
		625,803
Oil & Gas Storage & Transportation - 15.8%
Cheniere Energy, Inc.	1,049	222,388
DT Midstream, Inc.	926	101,388
Kinder Morgan, Inc.	1,475	38,630
ONEOK, Inc.	2,970	198,990
Targa Resources Corp.	381	58,689
Williams Cos., Inc.	73	4,225
		624,310
Rail Transportation - 19.7%
CSX Corp.	7,608	274,040
Norfolk Southern Corp.	856	242,573
Union Pacific Corp.	1,190	262,241
		778,854
Renewable Electricity - 1.9%
XPLR Infrastructure LP	7,826	77,164
TOTAL COMMON STOCKS (Cost $3,227,292)		3,460,074

The accompanying notes are an integral part of these financial statements.

4

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 10.2%
Data Center REITs - 1.6%
Equinix, Inc.	74	$62,605
Telecom Tower REITs - 8.6%
American Tower Corp.	791	141,573
Crown Castle, Inc.	203	18,315
SBA Communications Corp.	954	182,672
		342,560
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $451,035)		405,165
TOTAL INVESTMENTS - 97.5% (Cost $3,678,327)		$3,865,239
Other Assets in Excess of Liabilities - 2.5%		97,377
TOTAL NET ASSETS - 100.0%		$3,962,616

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

5

First Sentier Funds
STATEMENTS OF ASSETS AND LIABILITIES
at October 31, 2025

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investments, at value (cost $126,366,003 and $3,678,327, respectively)	$139,092,129	$3,865,239
Cash	4,720,785	118,241
Foreign cash, at value (cost $296,892 and $148, respectively)	296,898	148
Receivables
Securities sold	9,131,729	—
Dividends and interest	69,720	806
Dividend tax reclaim	63,211	—
Due from Adviser (Note 4)	—	23,698
Total assets	153,374,472	4,008,132
LIABILITIES
Payables
Fund shares redeemed	2,819,925	—
Securities purchased	9,142,799	—
Due to Adviser	53,575	—
Administration and fund accounting fees	14,592	9,890
Audit fees	21,350	21,350
Shareholder servicing fees	12,762	—
Transfer agent fees and expenses	4,453	1,941
Reports to shareholders	3,119	3,111
Legal fees	514	514
Trustee fees and expenses	5,663	5,663
Custody fees	10,601	1,200
Chief Compliance Officer fee	1,250	1,250
Accrued expenses	597	597
Total liabilities	12,091,200	45,516
NET ASSETS	$ 141,283,272	$3,962,616
Calculation of Net Asset Value Per Share
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	11,288,298	368,999
Net asset value, redemption price and offering price per share	$12.52	$10.74
Components of Net Assets
Paid-in capital	$120,274,501	$3,528,792
Total accumulated earnings	21,008,771	433,824
Net assets	$ 141,283,272	$3,962,616

The accompanying notes are an integral part of these financial statements.

6

First Sentier Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld and issuance fees of $157,883 and $39, respectively)	$4,245,868	$100,574
Total income	4,245,868	100,574
Expenses
Advisory fees (Note 4)	1,002,754	27,852
Administration and fund accounting fees (Note 4)	168,425	118,310
Shareholder servicing fees (Note 5)	133,701	—
Custody fees (Note 4)	54,121	7,480
Transfer agent fees and expenses (Note 4)	53,436	23,313
Registration fees	34,135	30,616
Trustee fees and expenses	27,666	26,167
Audit fees	21,700	21,700
Chief Compliance Officer fees (Note 4)	15,000	15,000
Shareholder reporting	9,416	8,835
Miscellaneous	7,034	5,872
Legal fees	6,840	6,084
Insurance expense	4,648	3,122
Total expenses before fee waiver and expense reimbursement	1,538,876	294,351
Less: advisory fees waived and expenses reimbursed by Adviser (Note 4)	(268,630)	(266,499)
Net expenses	1,270,246	27,852
Net investment income	2,975,622	72,722
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on transactions from:
Investments	7,050,357	273,616
Foreign currency	1,584	69
Net change in unrealized appreciation/(depreciation) on:
Investments	6,514,490	(148,697)
Foreign currency	10,284	1
Net realized and unrealized gain on investments and foreign currency	13,576,715	124,989
Net increase in net assets resulting from operations	$ 16,552,337	$197,711

The accompanying notes are an integral part of these financial statements.

7

First Sentier Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,975,622	$3,077,216
Net realized gain/(loss) on transactions from:
Investments	7,050,357	3,099,879
Foreign currency	1,584	(42,072)
Net change in unrealized appreciation/(depreciation) on:
Investments	6,514,490	18,539,662
Foreign currency	10,284	(4,428)
Net increase in net assets resulting from operations	16,552,337	24,670,257
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(6,225,771)	(2,689,587)
Total dividends and distributions	(6,225,771)	(2,689,587)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,749,492	16,102,957
Proceeds from shares issued in reinvestment of dividends	6,172,693	2,665,393
Cost of shares redeemed	(13,647,954)	(15,739,135)
Net increase in net assets resulting from capital share transactions	3,274,231	3,029,215
Total increase in net assets	13,600,797	25,009,885
NET ASSETS
Beginning of year	127,682,475	102,672,590
End of year	$ 141,283,272	$127,682,475
CHANGES IN SHARES OUTSTANDING
Shares sold	944,649	1,512,024
Shares issued in reinvestment of dividends	557,606	258,776
Shares redeemed	(1,164,542)	(1,435,294)
Net increase in shares outstanding	337,713	335,506

The accompanying notes are an integral part of these financial statements.

8

First Sentier American Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$72,722	$70,323
Net realized gain on transactions from:
Investments	273,616	143,130
Foreign currency	69	155
Net change in unrealized appreciation/(depreciation) on:
Investments	(148,697)	555,417
Foreign currency	1	9
Net increase in net assets resulting from operations	197,711	769,034
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(206,460)	(80,594)
Total dividends and distributions	(206,460)	(80,594)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	174,949	400,644
Proceeds from shares issued in reinvestment of dividends	153,548	65,880
Cost of shares redeemed	(30)	(54,422)
Net increase in net assets resulting from capital share transactions	328,467	412,102
Total increase in net assets	319,718	1,100,542
NET ASSETS
Beginning of year	3,642,898	2,542,356
End of year	$ 3,962,616	$3,642,898
CHANGES IN SHARES OUTSTANDING
Shares sold	16,915	37,925
Shares issued in reinvestment of dividends	15,039	7,256
Shares redeemed	(3)	(5,915)
Net increase in shares outstanding	31,951	39,266

The accompanying notes are an integral part of these financial statements.

9

First Sentier Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.66	$9.67	$10.49	$11.93	$10.24
Income from investment operations:
Net investment income	0.26	0.29	0.24	0.19	0.19
Net realized and unrealized gain/(loss) on investments and foreign currency	1.17	1.96	(0.55)	(0.90)	1.77
Total from investment operations	1.43	2.25	(0.31)	(0.71)	1.96
Less dividends and distributions:
Dividends from net investment income	(0.28)	(0.26)	(0.18)	(0.21)	(0.13)
Distributions from net realized gains	(0.29)	—	(0.33)	(0.52)	(0.14)
Total dividends and distributions	(0.57)	(0.26)	(0.51)	(0.73)	(0.27)
Net asset value, end of year	$12.52	$11.66	$9.67	$10.49	$11.93
Total return	12.95%	23.64%	−3.51%	−6.30%	19.36%
Supplemental data and ratios:
Net assets, end of year (thousands)	$141,283	$127,682	$102,673	$76,782	$70,588
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.15%	1.13%	1.17%	1.24%	1.30%
After fee waivers and expense reimbursement	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	2.03%	2.39%	2.15%	1.49%	1.34%
After fee waivers and expense reimbursement	2.23%	2.57%	2.37%	1.78%	1.69%
Portfolio turnover rate	70.19%	64.63%	41.43%	43.81%	56.09%

The accompanying notes are an integral part of these financial statements.

10

First Sentier American Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended October 31,				December 29, 2020* through October 31, 2021
	2025	2024	2023	2022
Net asset value, beginning of period	$ 10.81	$8.54	$10.95	$12.12	$10.00
Income from investment operations:
Net investment income	0.20	0.21	0.18	0.23	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency	0.34	2.33	(0.69)	(0.70)	2.03
Total from investment operations	0.54	2.54	(0.51)	(0.47)	2.12
Less dividends and distributions:
Dividends from net investment income	(0.21)	(0.19)	(0.24)	(0.14)	—
Distributions from net realized gains	(0.40)	(0.08)	(1.66)	(0.56)	—
Total dividends and distributions	(0.61)	(0.27)	(1.90)	(0.70)	—
Net asset value, end of period	$ 10.74	$ 10.81	$8.54	$10.95	$12.12
Total return	5.31%	30.35%	−6.83%	−4.23%	21.20% +
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 3,963	$ 3,643	$2,542	$2,173	$5,469
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	7.93%	8.80%	10.15%	6.67%	6.45% ++
After fee waivers and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75% ++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(5.22%)	(5.68%)	(7.37%)	(4.44%)	(4.36%) ++
After fee waivers and expense reimbursement	1.96%	2.37%	2.03%	1.48%	1.34% ++
Portfolio turnover rate	74.81%	82.30%	78.02%	73.76%	58.21% +

+	Not annualized.
++	Annualized.
*	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

11

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025
NOTE 1 – ORGANIZATION
The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (each, a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income. The Global Listed Fund and the American Listed Fund currently offer Class I shares. The Global Listed Fund’s Class I shares commenced operations on February 28, 2017. The American Listed Fund’s Class I shares commenced operations on December 29, 2020.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Foreign Securities: The Global Listed Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

12

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
E.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2025, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Total Distributable Earnings	Paid-in Capital
Global Listed Fund	$—	$—
American Listed Fund	(121)	121

G.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Effective November 3, 2025, the Funds reorganized (the “Reorganization”) out of the Trust into new series of Datum One Series Trust.

13

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).
Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. EST.
For foreign securities traded on foreign exchanges, First Sentier Investments (US) LLC (the “Adviser”) has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of each Fund’s securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its

14

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2025:
Global Listed Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$85,666,924	$47,335,383	$—	$133,002,307
Real Estate Investment Trusts	6,089,822	—	—	6,089,822
Total Assets	$91,756,746	$47,335,383	$—	$139,092,129

American Listed Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,460,074	$—	$—	$3,460,074
Real Estate Investment Trusts	405,165	—	—	405,165
Total Assets	$3,865,239	$—	$—	$3,865,239

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of each Fund’s net assets. For the year ended October 31, 2025, the Funds did not enter into derivatives transactions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.

15

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Managing Director Americas of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. The Funds each pay fees calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Funds to First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”). The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser. The sub-advisory fee to be received by the Sub-Adviser is 0.75% of average daily net assets. The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change. For the year ended October 31, 2025, the Global Listed Fund and the American Listed Fund incurred advisory fees of $1,002,754 and $27,852, respectively.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the shareholder servicing plan fee) to the extent necessary to limit each Fund’s total annual fund operating expenses as a percent of average daily net assets as follows:

Global Listed Fund	0.85%
American Listed Fund	0.75%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended October 31, 2025, the Adviser reduced its fees in the amount of $268,630 and $266,499 in the Global Listed Fund and the American Listed Fund, respectively.

16

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
No amounts were recouped by the Adviser. The expense limitation will remain in effect through at least February 27, 2026 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	10/31/2026	10/31/2027	10/31/2028	Total
Global Listed Fund	$213,175	$208,447	$268,630	$690,252
American Listed Fund	236,102	239,112	266,499	741,713

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2025 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. The shareholder servicing fees accrued by the Global Listed Fund for the year ended October 31, 2025 are disclosed in the statements of operations.
NOTE 6 – LINE OF CREDIT
For the period November 1, 2024 through October 22, 2025, the Global Listed Fund had a secured line of credit in the amount of $5,000,000. The line of credit was terminated on October 22, 2025. Borrowing on the line of credit was limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. This line of credit was intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility was with the Fund’s custodian, U.S. Bank N.A. During the period November 1, 2024 through October 22, 2025, the Fund did not draw on its line of credit.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Global Listed Fund	$92,403,078	$94,108,758
American Listed Fund	2,922,036	2,753,664

The Funds had no purchases or sales of U.S. government securities during the year ended October 31, 2025.

17

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the year ended October 31, 2025 and the year ended October 31, 2024 was as follows:

Global Listed Fund	October 31, 2025	October 31, 2024
Ordinary income	$3,687,257	$2,689,587
Long-term capital gains	2,538,514	—

American Listed Fund	October 31, 2025	October 31, 2024
Ordinary income	$160,973	$55,334
Long-term capital gains	45,487	25,260

As of October 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Global Listed Fund	American Listed Fund
Cost of investments(a)	$127,607,002	$3,751,767
Gross unrealized appreciation	$17,702,539	$386,034
Gross unrealized depreciation	(6,217,412)	(272,562)
Net unrealized appreciation(a)	11,485,127	113,472
Net unrealized appreciation on foreign currency	3,014	—
Undistributed ordinary income	3,425,094	107,701
Undistributed long-term capital gain	6,095,536	212,651
Total distributable earnings	9,520,630	320,352
Other accumulated earnings/(losses)	—	—
Total accumulated earnings/(losses)	$21,008,771	$433,824

(a)	The difference between book-basis and tax-basis cost and net unrealized depreciation is attributable primarily to wash sales and partnerships.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain

18

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Infrastructure Companies Risk (Both Funds). Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.
Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.
•
Concentration Risk (Both Funds). Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

•
Emerging Markets Risk (Global Listed Fund).  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

•
Stapled Securities Risk (Both Funds). A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are "stapled" together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk (Both Funds). Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

•
Limited Partnership and MLP Risk (Global Listed Fund).  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership,

19

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of October 31, 2025:

Fund	Shareholder	Percent of Shares Held
Global Listed Fund	Capinco, c/o U.S. Bank N.A.	97.89%
American Listed Fund	Randy Paas IRA, c/o U.S. Bank N.A.	61.49%
	Reliance Trust Co., Maril & Co.	27.99%

NOTE 11 – REPORT OF THE SPECIAL SHAREHOLDER MEETING (Unaudited)
At the recommendation of the Adviser of the Global Listed Fund and the American Listed Fund (the “Acquired Funds”), the Board approved an Agreement and Plan of Reorganization whereby the Acquired Funds reorganized out of the Trust and into a corresponding series of Datum One Series Trust that was newly created specifically for such reorganization.
A Special Meeting of shareholders of the First Sentier Global Listed Infrastructure Fund and the First Sentier American Listed Infrastructure Fund took place on October 8, 2025, to approve one proposal:
•
PROPOSAL 1 - First Sentier Global Listed Infrastructure Fund – To approve the Agreement and Plan of Reorganization by and among the Trust, on behalf of the First Sentier Global Listed Infrastructure Fund, and the Trust, on behalf of the First Sentier Global Listed Infrastructure Fund.

•
PROPOSAL 1 – First Sentier American Listed Infrastructure Fund – To approve the Agreement and Plan of Reorganization between the Trust, on behalf of the First Sentier American Listed Infrastructure Fund, and the Trust, on behalf of the First Sentier American Listed Infrastructure Fund.

All Fund shareholders of record at the close of business on July 31, 2025 (the “Record Date”), were entitled to vote. As of the Record Date, the First Sentier Global Listed Infrastructure Fund had 11,399,909 shares outstanding, and the First Sentier American Listed Infrastructure Fund had 367,114 shares outstanding. For the First Sentier Global Listed Infrastructure Fund, 10,446,439 shares entitled to vote were present in person or by proxy, and for the First Sentier American Listed Infrastructure Fund, 346,365 shares entitled to vote were present in person or by proxy.
With respect to PROPOSAL 1 - First Sentier Global Listed Infrastructure Fund, for the First Sentier Global Listed Infrastructure Fund, of the 10,446,439 shares present in person or by proxy, 10,446,439 shares or 100% voted in favor. There were no shares voting against or abstaining.
With respect to PROPOSAL 1 – First Sentier American Listed Infrastructure Fund, for the First Sentier American Listed Infrastructure Fund, of the 346,365 shares present in person or by proxy, 346,365 shares or 100% voted in favor. There were no shares voting against or abstaining.
Accordingly, both PROPOSAL 1 – First Sentier Global Listed Infrastructure Fund and PROPOSAL 1 – First Sentier American Listed Infrastructure Fund were approved.

20

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 12 – OTHER TAX INFORMATION
The Funds have declared distributions to be paid, on December 19, 2025, to shareholders of record on December 18, 2025, as follows:

	Long-Term Capital Gain	Short-Term Capital Gain	Income
Global Listed Fund	$0.551037	$0.101323	$0.267339
American Listed Fund	$0.576292	$0.137982	$0.212965

21

FIRST SENTIER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of First Sentier Global Listed Infrastructure Fund and First Sentier American Listed Infrastructure Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting First Sentier Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
First Sentier Global Listed Infrastructure Fund	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the five years in the period ended October 31, 2025
First Sentier American Listed Infrastructure Fund	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the four years in the period ended October 31, 2025 and for the period December 29, 2020 (commencement of operations) to October 31, 2021.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 29, 2025

22

First Sentier Funds
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Refer to information provided within financial statements.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

23

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory agreement was not approved during the past six months.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	01/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	01/06/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	01/06/26

* Print the name and title of each signing officer under his or her signature.